Convertible Notes (Details) - Xos, Inc. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Notes (Details) [Line Items]
Convertible notes payable	$ 21,500,000	$ 21,540,000
Maturity term	maturities ranging from less than year to ten years from issuance	maturities ranging from ten years to less than a year at issuance.
Interest rate	8.00%	8.00%
Debt discount	$ 5,200,000	$ 4,395,000
Group 1 Converted Notes [Member]
Convertible Notes (Details) [Line Items]
Convertible notes description	Group 1 converted notes consisted of notes with an aggregated issue amount of $6.4 million, with ten year maturities ranging from December 2026 to July 2029, and that provide for two distinct resolutions: (a) payment of principal and accrued interest in cash at maturity, or (b) conversion to a form of equity interest in the Company at the lesser of (i) eighty percent (80%) to ninety percent (90%) of the per share price of the equity issued in the qualified financing or (ii) a valuation cap divided by a fully diluted capitalization. Principal and accrued interest is payable at the maturity date. The valuation cap ranges from $10,000 to $200,000 and varies by issuance.	Group 1 convertible notes consists of notes with an aggregated issue amount of $6,413, with ten year maturities at each of varying issuance dates ranging from December 2026 to July 2029, and that provide for two distinct resolutions: (a) payment of principal and accrued interest in cash at maturity, or (b) conversion to a form of equity interest in the Company at the lesser of ( i) eighty percent (80%) to ninety percent (90%) of the per share price of the equity issued in the qualified financing or (ii) a valuation cap divided by a fully diluted capitalization. Principal and accrued interest is payable at the maturity date. The valuation cap ranges from $10,000,000 to $200,000,000 and varies by issuance.
Aggregate issue amount		$ 6,413,000
Debt discounts conversion feature	$ 489,000,000	489,000
Debt discount		$ 15,000	$ 10,000	$ 5,000
Debt instrument, convertible, intrinsic value conversion feature	0
Unamortized debt discounts at conversion	$ 1,200,000
Group 2 Converted Notes [Member]
Convertible Notes (Details) [Line Items]
Convertible notes description	Group 2 converted notes consisted of notes with an aggregated issue amount of $14.1 million, with varying maturities ranging from March 2021 to August 2030, and of varying issuance dates that provide for four distinct resolutions: (a) payment of principal and accrued interest in cash at maturity, (b) conversion to a form of equity interest in the Company issued in a subsequent qualified financing at the lesser of (i) eighty percent (80%) to ninety percent (90%) of the per share price of the equity issued in the qualified financing or (ii) a valuation cap of $60.0 million divided by the fully diluted capitalization, or (c) following certain corporate transactions, including a change in control a settlement in cash at an amount equal to the accrued interest plus three times the principal balance of the note or converted into common stock at a price per share equal to a valuation cap of $60.0 million divided by the fully diluted capitalization, or (d) optionally converted into common stock at maturity at a per share price obtained by dividing $30.0 million valuation cap by the fully diluted capitalization.	Group 2 convertible notes consists of notes with an aggregated issue amount of $14,127, with varying maturities ranging from March 2021 to August 2030, and of varying issuance dates that provide for four distinct resolutions: (a) payment of principal and accrued interest in cash at maturity, (b) conversion to a form of equity interest in the Company issued in a subsequent qualified financing at the lesser of (i) eighty percent (80%) to ninety percent (90%) of the per share price of the equity issued in the qualified financing or (ii) a valuation cap of $60,000,000 divided by the fully diluted capitalization, or (c) following certain corporate transactions, including a change in control a settlement in cash at an amount equal to the accrued interest plus three times the principal balance of the note or converted into common stock at a price per share equal to a valuation cap of $60,000,000 divided by the fully diluted capitalization, or (d) optionally converted into common stock at maturity at a per share price obtained by dividing $30,000,000 valuation cap by the fully diluted capitalization.
Debt discount		$ 1,661,000	$ 11,000
Debt instrument, convertible, intrinsic value conversion feature	$ 0
Unamortized debt discounts at conversion	$ 4,000,000.0
Group 3 Converted Note [Member]
Convertible Notes (Details) [Line Items]
Convertible notes description	The Group 3 converted note is a single note with a $1.0 million issue amount in December 2018, maturing in December 2020. This note was converted in the first quarter of fiscal year 2021 and the noteholder elected to wait for conversion rather than collect the principal and accrued interest amounts. The Group 3 note allowed for payment in cash at maturity or, in the event of a conversion event, a conversion of the principal and accrued interest of the note into two percent (2%) of the outstanding equity of the Company after the conversion transaction.
Aggregate issue amount				$ 1,000,000
Debt discount	$ 645,000,000
Conversion percentage	2.00%	2.00%
Debt instrument, convertible, intrinsic value conversion feature	$ 0